Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)
Cash flows from operating activities:
Net cash provided by operating activities	$ 40,082	¥ 267,291	¥ 298,632
Cash flows from investing activities:
Purchase of property, plant and equipment	(2,741)	(18,279)	(9,643)
Proceeds from disposal of property, plant and equipment	23	153	113
Acquisition of available-for-sale equity securities	(9,920)	(66,154)
Net cash used in investing activities	(12,638)	(84,280)	(9,530)
Cash flows from financing activities:
Repayment of bank loan	(8,998)	(60,000)	(60,000)
Net cash used in financing activities	(8,998)	(60,000)	(60,000)
Effect of foreign currency exchange rate change on cash and cash equivalents	1,682	11,214	6,015
Net increase in cash and cash equivalents	20,128	134,225	235,117
Cash and cash equivalents at beginning of period	451,139	3,008,422	2,436,655
Cash and cash equivalents at end of period	471,267	3,142,647	2,671,772
Supplemental disclosures of cash flow information:
Cash paid for income taxes	3,525	23,504	25,593
Cash refund for income taxes	144	960
Cash paid for interest, net of capitalized interest	$ 7,937	¥ 52,929	¥ 27,948